Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
March 31, 2023
unaudited
Bonds, notes & other debt instruments 95.75% Corporate bonds, notes & loans 71.95% Financials 12.80%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD585	$449
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	390	393
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	175	157
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	310	288
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[2]	100	96
American International Group, Inc. 5.125% 3/27/2033	47	47
American International Group, Inc. 4.375% 6/30/2050	210	180
AmWINS Group, Inc. 4.875% 6/30/2029[1]	250	222
Aon Corp. 5.35% 2/28/2033	87	90
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	280	229
AssuredPartners, Inc. 5.625% 1/15/2029[1]	205	177
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	250	212
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	400	398
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[2]	260	248
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]	110	109
Block, Inc. 3.50% 6/1/2031	225	185
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	200	201
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	53
Charles Schwab Corp. 2.45% 3/3/2027	245	220
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	200	196
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	234	253
Coinbase Global, Inc. 3.625% 10/1/2031[1]	125	70
Compass Diversified Holdings 5.25% 4/15/2029[1]	535	472
Corebridge Financial, Inc. 3.90% 4/5/2032[1]	250	217
Corebridge Financial, Inc. 4.40% 4/5/2052[1]	270	212
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	385	343
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	235	200
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[2]	200	186
Discover Financial Services 6.70% 11/29/2032	85	88
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	565	486
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	380	310
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	200	212
HUB International, Ltd. 7.00% 5/1/2026[1]	175	172
HUB International, Ltd. 5.625% 12/1/2029[1]	125	109
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	280	241
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	125	125
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]	250	249
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	200	176
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	200	201
LPL Holdings, Inc. 4.00% 3/15/2029[1]	335	302
Mastercard, Inc. 1.90% 3/15/2031	200	170
MoneyGram International, Inc. 5.375% 8/1/2026[1]	180	181
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[2]	USD130	$128
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	100	101
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	325	320
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[2]	136	149
MSCI, Inc. 3.25% 8/15/2033[1]	320	262
National Financial Partners Corp. 6.875% 8/15/2028[1]	330	283
Navient Corp. 5.625% 8/1/2033	400	297
New York Life Global Funding 4.55% 1/28/2033[1]	46	45
Oxford Finance, LLC 6.375% 2/1/2027[1]	135	126
PayPal Holdings, Inc. 4.40% 6/1/2032	100	98
PayPal Holdings, Inc. 5.05% 6/1/2052	385	371
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	77	81
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[2]	8	8
Power Financial Corp., Ltd. 3.35% 5/16/2031	250	206
Royal Bank of Canada 6.00% 11/1/2027	124	129
Royal Bank of Canada 5.00% 2/1/2033	89	90
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	220	193
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	298	297
The Allstate Corp. 5.25% 3/30/2033	43	43
Wells Fargo & Company 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[2]	545	532
		12,884
Energy 11.18%
Apache Corp. 5.10% 9/1/2040	25	21
Apache Corp. 5.25% 2/1/2042	175	147
Apache Corp. 5.35% 7/1/2049	125	97
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	250	221
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]	203	191
BP Capital Markets America, Inc. 1.749% 8/10/2030	195	161
California Resources Corp. 7.125% 2/1/2026[1]	190	193
Callon Petroleum Co. 7.50% 6/15/2030[1]	355	334
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	95	83
Cheniere Energy Partners, LP 3.25% 1/31/2032	345	285
Cheniere Energy, Inc. 4.625% 10/15/2028	255	243
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	365	348
Chevron Corp. 1.995% 5/11/2027	255	234
CNX Resources Corp. 7.375% 1/15/2031[1]	300	296
Colgate Energy Partners III, LLC 5.875% 7/1/2029[1]	130	123
Comstock Resources, Inc. 6.75% 3/1/2029[1]	75	69
Comstock Resources, Inc. 5.875% 1/15/2030[1]	245	211
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	61	59
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	75	77
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	200	200
Ecopetrol SA 8.875% 1/13/2033	335	339
Energy Transfer Partners, LP 6.25% 4/15/2049	284	282
Enterprise Products Operating, LLC 5.35% 1/31/2033	122	126
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	570	474
EQT Corp. 3.625% 5/15/2031[1]	80	69
Exxon Mobil Corp. 2.61% 10/15/2030	300	270
Exxon Mobil Corp. 3.452% 4/15/2051	400	319
Genesis Energy, LP 8.00% 1/15/2027	220	218
Genesis Energy, LP 8.875% 4/15/2030	120	122
Harvest Midstream I, LP 7.50% 9/1/2028[1]	200	200
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	300	278
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 4.80% 2/1/2033	USD200	$193
Kinder Morgan, Inc. 5.20% 6/1/2033	50	50
Kinder Morgan, Inc. 5.45% 8/1/2052	195	181
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	230	216
MPLX, LP 4.95% 9/1/2032	270	264
MPLX, LP 4.95% 3/14/2052	315	274
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	320	295
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	435	420
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	247	245
Occidental Petroleum Corp. 6.625% 9/1/2030	125	132
Occidental Petroleum Corp. 6.125% 1/1/2031	175	182
Occidental Petroleum Corp. 6.60% 3/15/2046	155	163
Petróleos Mexicanos 6.49% 1/23/2027	150	136
Range Resources Corp. 4.75% 2/15/2030[1]	215	196
Shell International Finance BV 3.00% 11/26/2051	415	300
Southwestern Energy Co. 4.75% 2/1/2032	375	332
Sunoco, LP 4.50% 5/15/2029	280	257
Total Capital International 3.13% 5/29/2050	135	100
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	42	43
Transocean, Inc. 8.00% 2/1/2027[1]	30	27
Transocean, Inc. 8.75% 2/15/2030[1]	292	298
Transocean, Inc. 6.80% 3/15/2038	5	3
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	129	130
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	100	88
Western Gas Partners, LP 4.50% 3/1/2028	180	170
Western Midstream Operating, LP 6.15% 4/1/2033	53	54
Williams Companies, Inc. 4.65% 8/15/2032	225	217
		11,256
Consumer discretionary 7.68%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	200	166
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	420	356
Amazon.com, Inc. 4.70% 12/1/2032	160	164
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	245	220
Bath & Body Works, Inc. 6.875% 11/1/2035	285	257
Boyd Gaming Corp. 4.75% 12/1/2027	195	187
Boyne USA, Inc. 4.75% 5/15/2029[1]	230	206
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	240	210
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	125	127
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	187	187
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]	215	208
Cedar Fair, LP 5.50% 5/1/2025[1]	150	150
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]	125	110
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]	150	124
First Student Bidco, Inc. 4.00% 7/31/2029[1]	165	144
Ford Motor Co. 6.10% 8/19/2032	175	170
Ford Motor Credit Company, LLC 3.815% 11/2/2027	507	455
Hanesbrands, Inc. 4.875% 5/15/2026[1]	150	142
Hanesbrands, Inc. 9.00% 2/15/2031[1]	72	74
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[3,4]	79	79
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]	275	241
Home Depot, Inc. 2.375% 3/15/2051	230	145
International Game Technology PLC 5.25% 1/15/2029[1]	280	268
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	214	187
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Levi Strauss & Co. 3.50% 3/1/2031[1]	USD100	$85
Marriott International, Inc. 3.50% 10/15/2032	110	97
McDonald’s Corp. 4.60% 9/9/2032	190	192
McDonald’s Corp. 5.15% 9/9/2052	230	234
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]	10	9
Party City Holdings, Inc. 8.75% 2/15/2026[1]	230	35
Party City Holdings, Inc., Term Loan DIP, 14.582% 6/18/2023[3,4]	40	41
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	360	323
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	90	80
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	125	131
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	76	77
Sands China, Ltd. 3.75% 8/8/2031[2]	325	261
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	240	212
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	309	259
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	305	247
Vail Resorts, Inc. 6.25% 5/15/2025[1]	90	90
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	265	251
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 9.316% 5/11/2028[3,4]	100	72
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]	105	97
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	195	177
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	176	179
		7,726
Communication services 7.22%
AT&T, Inc. 2.25% 2/1/2032	165	135
AT&T, Inc. 3.50% 9/15/2053	180	131
AT&T, Inc. 3.55% 9/15/2055	190	137
CCO Holdings, LLC 4.50% 6/1/2033[1]	475	383
CCO Holdings, LLC 4.25% 1/15/2034[1]	525	411
Charter Communications Operating, LLC 2.30% 2/1/2032	135	103
Charter Communications Operating, LLC 3.70% 4/1/2051	550	353
Comcast Corp. 1.50% 2/15/2031	315	253
DISH Network Corp. 11.75% 11/15/2027[1]	335	325
Frontier Communications Corp. 5.00% 5/1/2028[1]	295	256
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	421	280
Gray Television, Inc. 4.75% 10/15/2030[1]	77	51
Lamar Media Corp. 3.625% 1/15/2031	305	263
Meta Platforms, Inc. 3.85% 8/15/2032	415	389
Meta Platforms, Inc. 4.45% 8/15/2052	345	304
Netflix, Inc. 4.875% 4/15/2028	340	339
Netflix, Inc. 5.875% 11/15/2028	120	126
Netflix, Inc. 5.375% 11/15/2029[1]	90	91
News Corp. 3.875% 5/15/2029[1]	405	360
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[1]	275	245
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	260	202
Sprint Corp. 6.875% 11/15/2028	245	263
Tencent Holdings, Ltd. 3.24% 6/3/2050	265	174
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	165	109
T-Mobile US, Inc. 2.55% 2/15/2031	100	85
T-Mobile US, Inc. 3.40% 10/15/2052	130	94
Univision Communications, Inc. 4.50% 5/1/2029[1]	545	458
Verizon Communications, Inc. 2.355% 3/15/2032	280	230
Verizon Communications, Inc. 3.55% 3/22/2051	260	199
Warner Music Group 3.875% 7/15/2030[1]	140	123
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]	USD134	$120
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]	340	276
		7,268
Health care 6.87%
Amgen, Inc. 5.25% 3/2/2030	86	88
Amgen, Inc. 4.20% 3/1/2033	260	249
Amgen, Inc. 5.25% 3/2/2033	218	224
Amgen, Inc. 3.00% 1/15/2052	200	137
Amgen, Inc. 5.65% 3/2/2053	131	136
Amgen, Inc. 5.75% 3/2/2063	175	182
Avantor Funding, Inc. 3.875% 11/1/2029[1]	341	306
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	49
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	170	66
Baxter International, Inc. 2.272% 12/1/2028	100	87
Baxter International, Inc. 2.539% 2/1/2032	292	238
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	26	23
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	260	229
Centene Corp. 2.45% 7/15/2028	240	209
Centene Corp. 2.50% 3/1/2031	595	482
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	225	200
CVS Health Corp. 5.25% 2/21/2033	126	129
Eli Lilly and Company 4.70% 2/27/2033	38	39
Eli Lilly and Company 4.875% 2/27/2053	50	52
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]	150	160
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]	125	140
HCA, Inc. 2.375% 7/15/2031	150	121
HealthEquity, Inc. 4.50% 10/1/2029[1]	150	133
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	425	358
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]	255	221
Owens & Minor, Inc. 6.25% 4/1/2030[1]	110	95
Radiology Partners, Inc. 9.25% 2/1/2028[1]	240	133
Surgery Center Holdings 10.00% 4/15/2027[1]	54	55
Tenet Healthcare Corp. 6.125% 10/1/2028	225	216
Tenet Healthcare Corp. 4.375% 1/15/2030	230	207
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	450	408
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	355	355
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	275	249
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029	200	209
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	101	105
UnitedHealth Group, Inc. 5.30% 2/15/2030	75	79
UnitedHealth Group, Inc. 5.35% 2/15/2033	105	112
UnitedHealth Group, Inc. 2.90% 5/15/2050	130	92
UnitedHealth Group, Inc. 5.875% 2/15/2053	110	124
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]	200	165
Zoetis, Inc. 5.60% 11/16/2032	50	53
		6,915
Industrials 6.47%
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	200	197
Boeing Company 3.625% 2/1/2031	200	183
Boeing Company 5.705% 5/1/2040	80	81
Boeing Company 5.805% 5/1/2050	330	333
Bombardier, Inc. 7.125% 6/15/2026[1]	205	206
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier, Inc. 7.875% 4/15/2027[1]	USD290	$294
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	300	211
BWX Technologies, Inc. 4.125% 4/15/2029[1]	200	178
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	325	233
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	215	192
Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	46
CoreLogic, Inc. 4.50% 5/1/2028[1]	220	167
CSX Corp. 2.50% 5/15/2051	220	142
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	155	134
Harsco Corp. 5.75% 7/31/2027[1]	155	122
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	93	90
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 3.05% 5/15/2050	225	156
PM General Purchaser, LLC 9.50% 10/1/2028[1]	25	23
Regal Rexnord Corp. 6.30% 2/15/2030[1]	250	252
Regal Rexnord Corp. 6.40% 4/15/2033[1]	280	280
Republic Services, Inc. 1.45% 2/15/2031	150	119
Republic Services, Inc. 5.00% 4/1/2034	192	196
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	85	88
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	158	166
Sabre GLBL, Inc. 11.25% 12/15/2027[1]	200	186
Sensata Technologies Holding BV 4.00% 4/15/2029[1]	250	226
Spirit AeroSystems, Inc. 4.60% 6/15/2028	135	115
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	232	253
Stericycle, Inc. 3.875% 1/15/2029[1]	215	188
TransDigm, Inc. 6.25% 3/15/2026[1]	160	160
TransDigm, Inc. 6.75% 8/15/2028[1]	50	51
TransDigm, Inc. 4.625% 1/15/2029	125	111
Triumph Group, Inc. 9.00% 3/15/2028[1]	160	160
Uber Technologies, Inc. 8.00% 11/1/2026[1]	220	226
Union Pacific Corp. 2.95% 3/10/2052	508	363
United Rentals, Inc. 5.25% 1/15/2030	185	178
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	190	195
		6,516
Materials 5.63%
Allegheny Technologies, Inc. 4.875% 10/1/2029	235	214
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	200	157
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	200	190
Ball Corp. 6.875% 3/15/2028	325	337
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	52	53
Braskem Idesa SAPI 6.99% 2/20/2032	250	189
Braskem Netherlands Finance BV 7.75% 2/13/2033[1]	200	192
CAN-PACK SA 3.875% 11/15/2029[1]	200	162
Celanese US Holdings, LLC 6.379% 7/15/2032	285	289
Element Solutions, Inc. 3.875% 9/1/2028[1]	180	158
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	425	410
FXI Holdings, Inc. 12.25% 11/15/2026[1]	270	240
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	330	225
LABL, Inc. 9.50% 11/1/2028[1]	66	67
LSB Industries, Inc. 6.25% 10/15/2028[1]	127	113
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	145	145
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	210	216
Nova Chemicals Corp. 4.25% 5/15/2029[1]	255	209
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Novelis Corp. 3.875% 8/15/2031[1]	USD205	$173
Nutrien, Ltd. 5.80% 3/27/2053	10	10
OCI NV 6.70% 3/16/2033[1]	280	280
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	235	210
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	250	207
Scotts Miracle-Gro Co. 4.375% 2/1/2032	195	157
Sealed Air Corp. 4.00% 12/1/2027[1]	100	94
Sealed Air Corp. 6.125% 2/1/2028[1]	186	188
Sherwin-Williams Company 2.90% 3/15/2052	280	181
Summit Materials, LLC 5.25% 1/15/2029[1]	150	142
Valvoline, Inc. 3.625% 6/15/2031[1]	235	200
Venator Finance SARL 9.50% 7/1/2025[1]	95	59
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	195	196
		5,663
Utilities 4.69%
AEP Transmission Co., LLC 5.40% 3/15/2053	75	78
Alabama Power Co. 3.94% 9/1/2032	151	142
CenterPoint Energy, Inc. 2.90% 7/1/2050	340	238
Consumers Energy Co. 3.60% 8/15/2032	75	70
Consumers Energy Co. 4.625% 5/15/2033	125	125
Consumers Energy Co. 2.65% 8/15/2052	390	259
DTE Electric Co. 2.625% 3/1/2031	215	186
Duke Energy Carolinas, LLC 2.45% 8/15/2029	75	66
Duke Energy Carolinas, LLC 5.35% 1/15/2053	100	104
Duke Energy Florida, LLC 5.95% 11/15/2052	175	195
Edison International 4.125% 3/15/2028	65	62
Edison International 6.95% 11/15/2029	95	103
Entergy Louisiana, LLC 2.90% 3/15/2051	350	239
FirstEnergy Corp. 2.65% 3/1/2030	245	209
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	200	197
Florida Power & Light Company 5.05% 4/1/2028	160	165
Florida Power & Light Company 5.10% 4/1/2033	100	104
Florida Power & Light Company 2.875% 12/4/2051	195	137
Florida Power & Light Company 5.30% 4/1/2053	50	53
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	130	110
NiSource, Inc. 5.25% 3/30/2028	25	26
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	355	241
Pacific Gas and Electric Co. 3.30% 12/1/2027	240	216
Pacific Gas and Electric Co. 3.25% 6/1/2031	270	229
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	96
Pacific Gas and Electric Co. 3.50% 8/1/2050	180	119
PG&E Corp. 5.25% 7/1/2030	180	167
Southern California Edison Co. 4.70% 6/1/2027	105	105
Southern California Edison Co. 2.50% 6/1/2031	190	161
Southern California Edison Co. 2.95% 2/1/2051	305	206
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	205	185
Virginia Electric and Power Co. 2.30% 11/15/2031	155	129
		4,722
Consumer staples 4.22%
7-Eleven, Inc. 1.80% 2/10/2031[1]	280	222
7-Eleven, Inc. 2.80% 2/10/2051[1]	70	45
Altria Group, Inc. 3.70% 2/4/2051	660	446
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 5.55% 1/23/2049	USD100	$107
Anheuser-Busch InBev NV 4.50% 6/1/2050	250	234
B&G Foods, Inc. 5.25% 4/1/2025	220	205
British American Tobacco PLC 3.984% 9/25/2050	505	348
Central Garden & Pet Co. 4.125% 4/30/2031[1]	305	264
Constellation Brands, Inc. 2.25% 8/1/2031	305	251
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	275	274
Ingles Markets, Inc. 4.00% 6/15/2031[1]	210	183
Kroger Co. 3.95% 1/15/2050	110	90
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	260	227
Performance Food Group, Inc. 4.25% 8/1/2029[1]	316	284
Philip Morris International, Inc. 5.625% 11/17/2029	172	180
Philip Morris International, Inc. 5.75% 11/7/2032	150	157
Post Holdings, Inc. 4.625% 4/15/2030[1]	360	323
Prestige Brands International, Inc. 3.75% 4/1/2031[1]	220	187
Simmons Foods, Inc. 4.625% 3/1/2029[1]	275	224
		4,251
Information technology 2.70%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[3,4]	35	33
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[3,4]	50	41
Analog Devices, Inc. 2.10% 10/1/2031	285	240
Apple, Inc. 2.40% 8/20/2050	100	67
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	240	217
Broadcom, Inc. 2.60% 2/15/2033[1]	240	188
Broadcom, Inc. 4.926% 5/15/2037[1]	335	305
CDK Global, Inc. 7.25% 6/15/2029[1]	135	133
CommScope Finance, LLC 8.25% 3/1/2027[1]	135	111
CommScope Technologies, LLC 6.00% 6/15/2025[1]	50	47
CommScope Technologies, LLC 5.00% 3/15/2027[1]	25	18
CommScope, Inc. 7.125% 7/1/2028[1]	190	140
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]	51	26
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.750% 6/5/2023[3,4]	8	8
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,4]	100	51
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 5.492% 6/13/2024[3,4]	EUR24	24
Gartner, Inc. 3.75% 10/1/2030[1]	USD125	112
Intel Corp. 5.20% 2/10/2033	179	182
Intel Corp. 5.70% 2/10/2053	124	127
salesforce.com, inc. 2.90% 7/15/2051	320	227
ServiceNow, Inc. 1.40% 9/1/2030	295	238
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[3,4]	200	182
		2,717
Real estate 2.49%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	225	164
Crown Castle, Inc. 5.00% 1/11/2028	290	292
Equinix, Inc. 2.50% 5/15/2031	295	243
Extra Space Storage, LP 5.70% 4/1/2028	11	11
Howard Hughes Corp. 4.375% 2/1/2031[1]	290	234
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	400	296
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	230	167
Medical Properties Trust, Inc. 3.50% 3/15/2031	300	202
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	265	228
Prologis, LP 4.75% 6/15/2033	35	35
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating, LP 4.20% 4/15/2032	USD300	$268
VICI Properties, LP 5.125% 5/15/2032	305	288
WeWork Companies, LLC 5.00% 7/10/2025[1]	150	76
		2,504
Total corporate bonds, notes & loans		72,422
Mortgage-backed obligations 14.11% Commercial mortgage-backed securities 11.49%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[5]	634	579
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[5]	556	532
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032[5]	500	427
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[5]	375	370
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[5]	102	92
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[5]	745	713
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[5]	1,008	916
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[1,5]	494	492
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.524% 8/15/2039[1,5]	247	246
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,5]	500	409
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,5]	495	434
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,5]	500	408
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[5]	140	108
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.405% 2/10/2056[5]	195	189
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.405% 2/10/2056[5]	495	506
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[1,5]	243	238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[5]	483	456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[5]	508	485
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.595% 3/25/2050[1,5]	1,360	1,265
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[5]	481	459
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[5]	995	952
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[5]	967	877
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[1,5]	412	409
		11,562
Collateralized mortgage-backed obligations (privately originated) 2.62%
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[1,5]	970	973
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[1,5]	406	404
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.845% 8/25/2050[1,5]	377	407
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 5.745% 5/25/2055[1,5]	867	856
		2,640
Total mortgage-backed obligations		14,202
Asset-backed obligations 6.83%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,5]	553	571
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,5]	100	100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,5]	187	187
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	677	615
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[5]	500	489
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 14

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,5]	USD810	$792
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,5]	250	250
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	273	274
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,6,7]	1,000	1,002
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,5]	467	462
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[5]	149	154
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	630	578
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	300	275
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,5]	415	421
Stratus CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[1,5]	500	501
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[5]	196	208
		6,879
U.S. Treasury bonds & notes 2.86% U.S. Treasury 2.86%
U.S. Treasury 3.625% 3/31/2028	214	214
U.S. Treasury 3.50% 2/15/2033	1,142	1,144
U.S. Treasury 4.25% 5/15/2039[8]	490	529
U.S. Treasury 3.875% 2/15/2043	302	305
U.S. Treasury 4.00% 11/15/2052[8]	643	682
		2,874
Total bonds, notes & other debt instruments (cost: $94,247,000)		96,377
Short-term securities 2.77% Money market investments 2.77%	Shares
Capital Group Central Cash Fund 4.86%[9,10]	27,889	2,789
Total short-term securities (cost: $2,789,000)		2,789
Total investment securities 98.52% (cost: $97,036,000)		99,166
Other assets less liabilities 1.48%		1,488
Net assets 100.00%		$100,654
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	17	April 2023	USD6,743	$(2)
2 Year U.S. Treasury Note Futures	Long	119	June 2023	24,568	163
5 Year U.S. Treasury Note Futures	Long	22	June 2023	2,409	41
10 Year U.S. Treasury Note Futures	Long	16	June 2023	1,839	52
10 Year Ultra U.S. Treasury Note Futures	Short	136	June 2023	(16,475)	(502)
30 Year U.S. Treasury Bond Futures	Long	8	June 2023	1,049	25
30 Year Ultra U.S. Treasury Bond Futures	Short	54	June 2023	(7,621)	(316)
					$(539)
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 14

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD3,550	$58	$5	$53
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD6,053	$(71)	$(40)	$(31)
Investments in affiliates10

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.86%[9]	$20	$8,371	$5,602	$—[11]	$—[11]	$2,789	$11
Restricted security7

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,7]	12/6/2022	$1,000	$1,002	1.01%
[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,197,000, which represented 45.90% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $531,000, which represented 0.52% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Value determined using significant unobservable inputs.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,002,000, which represented 1.01% of the net assets of the fund.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $345,000, which represented .34% of the net assets of the fund.
[9]	Rate represents the seven-day yield at March 31, 2023.
[10]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $60,455,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.  The average month-end notional amounts of credit default swaps while held was $4,191,000.
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 14

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$72,422	$—	$72,422
Mortgage-backed obligations	—	14,202	—	14,202
Asset-backed obligations	—	5,877	1,002	6,879
U.S. Treasury bonds & notes	—	2,874	—	2,874
Short-term securities	2,789	—	—	2,789
Total	$2,789	$95,375	$1,002	$99,166
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$281	$—	$—	$281
Unrealized appreciation on credit default swaps	—	53	—	53
Liabilities:
Unrealized depreciation on futures contracts	(820)	—	—	(820)
Unrealized depreciation on credit default swaps	—	(31)	—	(31)
Total	$(539)	$22	$—	$(517)
*	Futures contracts and credit default swaps are not included in the investment portfolio.
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 14

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2023 (dollars in thousands):
	Beginning value at 1/1/2023	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3†	Ending value at 3/31/2023
Investment securities	$1,000	$—	$—	$—	$—	$2	$—	$1,002
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2023								$2
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2023 (000)	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$1,002	Yield analysis	Yield	12.7%	12.7%	Decrease
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP1-308-0523O-S88461	Capital Group U.S. Multi-Sector Income ETF — Page 14 of 14